10. Accounts Receivable Concessions (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable Concessions Details 5Abstract
Remeasurement of RBSE financial assets, beginning	R$ 1,418,370	R$ 1,186,985
Transfers to contract assets	(635,292)
Gain on remeasurement of the cash flow from the RBSE assets	82,640	178,141
Increase in the estimated amount due to the approval of the report on RBSE assets		183,015
Transfers to electricity grid use charges - customers	(111,892)	(129,771)
Remeasurement of RBSE financial assets, ending	R$ 753,826	R$ 1,418,370